BALANCE SHEET COMPONENTS (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Inventory	Inventory consists of the following (in thousands):

	December 31,
	2021	2020
Work in process inventory	$20,582	$15,296
Batteries	2,138	5,547

Total inventory	$22,720	$20,843

Schedule of Other Current Assets
Other current assets consist of the following (in thousands):

	December 31,

	2021	2020
Deferred costs with suppliers	$13,744	$6,204
Prepaid expenses	3,137	698
Utility program deposits	353	891
Due from related parties	213	123
Other	1,194	4

Total other current assets	$18,641	$7,920

Schedule of Other Assets, Noncurrent
Other noncurrent assets consist of the following (in thousands):

	December 31,

	2021	2020
Prepaid warranties and maintenance	$15,991	$1,088
Receivable from SPEs (Note 16)	3,565	3,583
Deferred SPAC costs	—	1,256
Self-generation incentive program deposits	940	1,036
Investment in VIEs	1,924	744
Revolver debt issuance costs	—	73
Property and equipment, net	512	44
Other	1,599	458

Total other noncurrent assets	$24,531	$8,282

Schedule of Accrued Liabilities
Accrued liabilities consist of the following (in thousands):

	December 31,
	2021	2020
Accrued payables	$25,062	$9,799
Accrued interest — notes payable	344	6,149
Other accrued liabilities	587	124

Total accrued liabilities	$25,993	$16,072

Other Current Liabilities
Other current liabilities consist of the following (in thousands):

	December 31,
	2021	2020
System advances	$267	$640
Lease liabilities — current portion	1,240	333
Due to related parties	306	399
Other	—	217

Total other current liabilities	$1,813	$1,589